LEASES - Maturity Analysis of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 1,464	$ 1,416
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	222	217
2-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	254	265
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	152	156
Greater than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 836	$ 778